Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - Puerto Rico Group Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Participant Contributions Transferred Late to Plan	$ 4,877
Contributions Corrected Outside VFCP	$ 4,877